2. LOANS: Allowance for Credit Losses on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	2019	2018	2017
Allowance For Credit Losses:
Beginning Balance	$ 43,000,000	$ 42,500,000	$ 48,500,000
Provision for Loan Losses	59,695,888	39,207,197	32,355,146
Charge-Offs	(66,682,422)	(53,570,647)	(52,228,535)
Recoveries	16,986,534	14,863,450	13,873,389
Ending Balance, collectively Evaluated for impairment	$ 53,000,000	$ 43,000,000	$ 42,500,000

	2019	2018	2017
Finance Receivables:
Ending Balance	$ 840,458,743	$ 729,783,655	$ 599,094,594